SMA Relationship Trust – Series G

Industry diversification – March 31, 2020 (unaudited)1

Common stocks	Percentage of net assets
Aerospace & defense	1.1%
Airlines	0.8
Auto components	1.6
Banks	4.9
Biotechnology	3.8
Chemicals	3.5
Commercial services & supplies	2.0
Diversified financial services	3.5
Diversified telecommunication services	5.3
Electronic equipment, instruments & components	2.6
Entertainment	4.3
Food & staples retailing	2.9
Food products	3.9
Health care equipment & supplies	5.7
Household durables	3.2
Insurance	7.1
Machinery	0.7
Metals & mining	1.6
Multiline retail	1.3
Oil, gas & consumable fuels	4.5
Paper & forest products	1.2
Personal products	2.8
Pharmaceuticals	6.7
Professional services	1.3
Road & rail	1.2
Semiconductors & semiconductor equipment	2.8
Software	4.2
Textiles, apparel & luxury goods	1.8
Tobacco	4.8
Trading companies & distributors	3.9
Wireless telecommunication services	2.0
Total common stocks	97.0%
Preferred stocks	1.5
Short-term investments	0.2
Investment of cash collateral from securities loaned	2.6
Total investments	101.3%
Liabilities in excess of other assets	(1.3)
Net assets	100.0%

1 The Fund’s portfolio is actively managed and its composition will vary over time.

SMA Relationship Trust–Series G

Portfolio of investments – March 31, 2020 (unaudited)

	Number of shares	Value ($)
Common stocks—97.0%

Australia — 0.8%
Brambles Ltd.	129,668	838,141

Austria — 1.3%
Erste Group Bank AG	74,063	1,355,923

Belgium — 5.2%
Euronav N.V.	146,809	1,670,950
Galapagos N.V. *	6,258	1,228,929
KBC Group N.V.	52,541	2,384,056
		5,283,935

Canada — 2.4%
Dollarama, Inc.	46,269	1,283,551
Royal Bank of Canada	19,706	1,220,616
		2,504,167

Denmark — 3.1%
Genmab A/S *	8,225	1,652,144
H Lundbeck A/S	53,039	1,557,349
		3,209,493

Finland — 1.6%
Sampo Oyj, Class A	58,317	1,682,376

France — 3.2%
Thales SA	13,578	1,124,472
Ubisoft Entertainment SA *	28,894	2,111,890
		3,236,362

Germany — 5.8%
Continental AG	10,953	780,930
HUGO BOSS AG	31,598	790,963
Infineon Technologies AG	73,977	1,067,913
LANXESS AG	29,117	1,158,973
SAP SE	18,918	2,112,155
		5,910,934

Hong Kong — 4.8%
AIA Group Ltd.	393,600	3,524,544

SMA Relationship Trust–Series G

Portfolio of investments – March 31, 2020 (unaudited)

	Number of shares	Value ($)
Common stocks— (continued)

Hong Kong— (concluded)
WH Group Ltd. [1]	1,539,500	1,420,971
		4,945,515

Ireland — 0.8%
Ryanair Holdings PLC, ADR *	14,990	795,819

Italy — 4.8%
Banca Mediolanum SpA	244,675	1,228,045
Infrastrutture Wireless Italiane SpA [1]	243,424	2,635,744
Prada SpA [2]	364,400	1,055,305
		4,919,094

Japan — 30.0%
Hoya Corp.	22,100	1,879,197
Inpex Corp.	69,500	389,899
ITOCHU Corp. [2]	103,800	2,148,100
Kao Corp.	15,000	1,222,024
Keyence Corp.	3,500	1,125,293
Kissei Pharmaceutical Co. Ltd.	33,300	853,730
Nabtesco Corp.	33,000	754,866
Nintendo Co. Ltd.	5,900	2,293,055
Nippon Telegraph & Telephone Corp.	117,200	2,803,027
ORIX Corp.	194,500	2,320,514
Shin-Etsu Chemical Co. Ltd.	24,300	2,388,379
SoftBank Group Corp.	59,100	2,092,281
Sony Corp.	54,900	3,251,921
Sumitomo Electric Industries Ltd.	85,400	892,257
Takeda Pharmaceutical Co. Ltd.	84,000	2,557,640
TechnoPro Holdings, Inc.	28,700	1,339,449
Tokyo Electron Ltd.	5,800	1,080,966
West Japan Railway Co.	18,500	1,265,307
		30,657,905

Netherlands — 3.7%
Koninklijke Ahold Delhaize N.V.	129,358	3,013,594
NXP Semiconductors N.V.	8,924	740,067
		3,753,661

New Zealand — 1.2%
Fisher & Paykel Healthcare Corp. Ltd.	65,634	1,193,125

SMA Relationship Trust–Series G

Portfolio of investments – March 31, 2020 (unaudited)

	Number of shares	Value ($)
Common stocks— (concluded)

Norway — 3.2%
Equinor ASA	200,895	2,504,383
Mowi ASA	50,701	766,571
		3,270,954

South Africa — 1.6%
Anglo American PLC	94,625	1,658,172

Spain — 1.0%
Grifols SA, ADR	48,600	978,804

Sweden — 1.9%
Swedish Match AB	34,182	1,935,373

Switzerland — 5.7%
Alcon, Inc. *	38,826	1,989,084
Nestle SA (Registered)	17,931	1,835,557
Zurich Insurance Group AG	5,756	2,022,121
		5,846,762

United Kingdom — 14.1%
Ashtead Group PLC	86,073	1,860,378
Babcock International Group PLC	244,605	1,154,414
British American Tobacco PLC	86,405	2,943,409
GlaxoSmithKline PLC	100,834	1,892,065
Mondi PLC	74,682	1,260,305
Sage Group PLC/The	293,728	2,135,856
Spectris PLC	51,046	1,537,961
Unilever N.V.	32,907	1,617,420
		14,401,808

United States — 0.8%
LivaNova PLC *	17,400	787,350
Total common stocks (cost—$108,985,085)		99,165,673

Preferred stocks—1.5%

Germany — 1.5%
Henkel AG & Co. KGaA (cost — $1,973,502)	19,407	1,552,203

SMA Relationship Trust–Series G

Portfolio of investments – March 31, 2020 (unaudited)

	Number of shares	Value ($)
Short-term investments—0.2%

Investment companies — 0.2%
State Street Institutional U.S. Government Money Market Fund (cost — $241,219)	241,219	241,219

Investment of cash collateral from securities loaned—2.6%

Money market funds — 2.6%
State Street Navigator Securities Lending Government Money Market Portfolio (cost — $2,632,460)	2,632,460	2,632,460
Total investments (cost — $113,832,266) [3]— 101.3%		103,591,555
Liabilities in excess of other assets — (1.3)%		(1,357,521)
Net assets — 100.0%		$102,234,034

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

SMA Relationship Trust–Series G

Portfolio of investments – March 31, 2020 (unaudited)

Forward foreign currency contracts

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)($)
BB	JPY	682,700,000	USD	6,461,141	04/20/20	107,089
BB	USD	2,306,230	COP	8,817,638,000	04/20/20	(137,799)
CIBC	AUD	860,000	USD	526,320	04/20/20	(2,717)
CIBC	CHF	230,000	USD	234,375	04/20/20	(4,796)
CIBC	USD	572,237	GBP	465,000	04/20/20	5,546
CITI	USD	2,505,339	NOK	25,650,000	04/20/20	(37,879)
GSI	MXN	10,080,000	USD	415,147	04/20/20	(8,673)
GSI	NOK	3,380,000	USD	296,670	04/20/20	(28,477)
GSI	NOK	2,940,000	USD	260,192	04/20/20	(22,628)
GSI	USD	615,000	MYR	2,647,575	04/20/20	(2,442)
HSBC	CHF	880,000	USD	933,549	04/20/20	18,458
HSBC	USD	1,252,828	BRL	5,870,000	04/20/20	(124,466)
HSBC	USD	1,399,730	SGD	1,990,000	04/20/20	745
JPMCB	DKK	15,530,000	USD	2,323,824	04/20/20	28,320
JPMCB	JPY	77,800,000	USD	701,557	04/20/20	(22,546)
JPMCB	SEK	6,330,000	USD	615,351	04/20/20	(24,794)
JPMCB	USD	777,957	HKD	6,040,000	04/20/20	1,055
JPMCB	USD	2,511,884	MXN	54,250,000	04/20/20	(230,910)
JPMCB	USD	3,684,919	SEK	35,660,000	04/20/20	(78,669)
MSCI	BRL	1,140,000	USD	222,006	04/20/20	2,869
MSCI	COP	1,147,620,000	USD	275,209	04/20/20	(7,014)
MSCI	EUR	3,590,000	USD	4,017,464	04/20/20	55,465
MSCI	USD	3,986,258	AUD	6,465,000	04/20/20	(9,252)
MSCI	USD	2,130,208	CAD	2,965,000	04/20/20	(22,851)
SSC	AUD	1,390,000	USD	823,190	04/20/20	(31,882)
SSC	AUD	635,000	USD	372,259	04/20/20	(18,367)
SSC	CAD	270,000	USD	186,481	04/20/20	(5,420)
SSC	DKK	2,100,000	USD	301,945	04/20/20	(8,457)
SSC	GBP	215,000	USD	251,075	04/20/20	(16,072)
SSC	HKD	33,315,000	USD	4,287,634	04/20/20	(9,183)
SSC	JPY	56,300,000	USD	513,726	04/20/20	(10,271)
SSC	NOK	3,200,000	USD	293,656	04/20/20	(14,176)
SSC	NZD	1,410,000	USD	851,204	04/20/20	9,998
SSC	SEK	5,180,000	USD	530,236	04/20/20	6,389
SSC	SGD	445,000	USD	306,764	04/20/20	(6,408)
SSC	USD	356,382	DKK	2,450,000	04/20/20	5,755
SSC	USD	531,636	DKK	3,570,000	04/20/20	(3,951)
SSC	USD	354,635	EUR	330,000	04/20/20	9,560
SSC	USD	1,446,563	EUR	1,320,000	04/20/20	10,217
SSC	USD	528,392	HKD	4,105,000	04/20/20	1,052
SSC	USD	585,164	ILS	2,180,000	04/20/20	30,722
SSC	USD	961,697	JPY	101,800,000	04/20/20	(14,220)

Forward foreign currency contracts— (concluded)
Net unrealized appreciation (depreciation)	(611,080)

SMA Relationship Trust–Series G

Portfolio of investments – March 31, 2020 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2020 in valuing the Fund's investments. In the event the Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Assets
Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	5,806,207	93,359,466	—	99,165,673
Preferred stocks	—	1,552,203	—	1,552,203
Short-term investments	—	241,219	—	241,219
Investment of cash collateral from securities loaned	—	2,632,460	—	2,632,460
Forward foreign currency contracts	—	293,240	—	293,240
Total	5,806,207	98,078,588	—	103,884,795

Liabilities
Forward foreign currency contracts	—	(904,320)	—	(904,320)

At March 31, 2020, there were no transfers in or out of Level 3.

Portfolio footnotes

*	Non-income producing security.
[1]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $4,056,715, represented 4.0% of the Fund's net assets at period end.
[2]	Security, or portion thereof, was on loan at the period end.
[3]	Includes $2,510,674 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes cash collateral of $2,632,460.

SMA Relationship Trust–Series M

Portfolio of investments – March 31, 2020 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds—98.0%

Arizona — 1.1%
Salt River Project Agricultural Improvement & Power District, Arizona Electric System Revenue Bonds
5.000%, due 01/01/30	2,225,000	2,821,990

California — 6.3%
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement, Asset-Backed Revenue Bonds,
Series A, 5.000%, due 06/01/29	1,400,000	1,532,230
Series A, 5.000%, due 06/01/32	2,200,000	2,518,802
Series A, 5.000%, due 06/01/33	1,200,000	1,370,508
State of California Kindergarten, GO Bonds,
Series A-1, 0.470%, due 05/01/34[1]	200,000	200,000
State of California Public Works Board Revenue Bonds,
Series A, 5.000%, due 09/01/32	3,625,000	4,160,594
State of California, Various Purpose, GO Bonds
5.000%, due 09/01/28	5,000,000	6,102,000
		15,884,134

Connecticut — 2.5%
State of Connecticut, GO Bonds,
Series B, 5.000%, due 04/15/25	1,535,000	1,772,771
Series B, 5.000%, due 05/15/26	2,700,000	3,188,430
Series D, 5.000%, due 08/15/26	1,165,000	1,383,170
		6,344,371

Florida — 13.7%
City of Gainesville, Florida Utilities System Revenue Bonds,
Series A, 5.000%, due 10/01/26	1,500,000	1,831,950
Miami-Dade County, Subordinate Special Obligation Refunding Revenue Bonds
5.000%, due 10/01/35	4,530,000	5,374,754
Pinellas County Health Facilities Authority, Baycare Health Systems Revenue Bonds,
Series A-1, 1.000%, due 11/01/38[1]	1,800,000	1,800,000
School Board of St. Lucie County, Sales Tax Revenue Bonds, AGM
5.000%, due 10/01/26	2,500,000	2,953,275

SMA Relationship Trust–Series M

Portfolio of investments – March 31, 2020 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds— (continued)

Florida— (concluded)
School Board of Volusia County, Master Lease Program, COP,
Series B, 5.000%, due 08/01/31	3,000,000	3,407,040
School District of Broward County, COP,
Series A, 5.000%, due 07/01/28	2,250,000	2,696,648
Series B, 5.000%, due 07/01/29	4,000,000	5,163,800
Series B, 5.000%, due 07/01/30	2,000,000	2,346,580
State of Florida, Board of Education Public Education Capital Outlay, GO Bonds,
Series A, 5.000%, due 06/01/28	1,560,000	2,000,934
The School Board of Miami-Dade County, COP,
Series A, 5.000%, due 05/01/31	4,000,000	4,601,400
Series B, 5.000%, due 05/01/26	1,900,000	2,225,888
		34,402,269

Georgia — 1.8%
State of Georgia, GO Bonds
5.000%, due 07/01/30	3,630,000	4,656,310

Illinois — 5.0%
County of Cook, GO Bonds,
Series A, 5.000%, due 11/15/20	2,500,000	2,524,825
Illinois State Toll Highway Authority Revenue Bonds,
Series A, 5.000%, due 12/01/21	1,220,000	1,286,990
Series A, 5.000%, due 12/01/32	2,175,000	2,520,433
Illinois State Toll Highway Authority, Refunding, Revenue Bonds
5.000%, due 01/01/29	2,240,000	2,734,368
Series A, 5.000%, due 01/01/30	2,805,000	3,448,888
		12,515,504

Louisiana — 0.9%
City of New Orleans, GO Bonds, AGC-ICC, FGIC
5.500%, due 12/01/21	2,060,000	2,163,742

SMA Relationship Trust–Series M

Portfolio of investments – March 31, 2020 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds— (continued)

Maryland — 3.1%
County of Prince George's MD, GO Bonds,
Series A, 5.000%, due 07/15/30	4,000,000	5,247,520
State of Maryland, GO Bonds,
Series A, 5.000%, due 08/01/30	2,000,000	2,626,140
		7,873,660

Massachusetts — 7.7%
The Commonwealth of Massachusetts, Consolidated Loan, GO Bonds,
Series A, 5.000%, due 07/01/30	2,260,000	2,733,945
Series A, 5.000%, due 03/01/35	1,815,000	2,051,004
Series C, 5.000%, due 05/01/40	3,000,000	3,743,910
The Commonwealth of Massachusetts, GO Bonds,
Series A, 5.000%, due 01/01/40	2,700,000	3,279,744
Series B, 5.000%, due 07/01/36	1,435,000	1,795,544
Series E, 5.000%, due 11/01/27	4,505,000	5,689,184
		19,293,331

Michigan — 0.7%
Michigan Hospital Finance Authority Revenue Refunding-Trinity Health Credit Group,
Series A, 5.000%, due 12/01/25	1,615,000	1,897,528
Minnesota — 1.0%
State of Minnesota, GO Bonds,
Series A, 5.000%, due 08/01/36	1,945,000	2,505,257
Mississippi — 0.1%
Mississippi Business Finance Corp., Gulf Opportunity Zone, Industrial Development (Chevron USA, Inc. Project),
Series B, 0.650%, due 12/01/30[1]	100,000	100,000

SMA Relationship Trust–Series M

Portfolio of investments – March 31, 2020 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds— (continued)

Mississippi— (concluded)
Series C, 0.650%, due 12/01/30[1]	200,000	200,000
		300,000

New Jersey — 5.0%
New Jersey Turnpike Authority Revenue Bonds,
Series A, 5.000%, due 01/01/30	3,500,000	3,932,740
Series G, 5.000%, due 01/01/35	2,095,000	2,510,061
State of New Jersey, GO Bonds
5.000%, due 06/01/21	3,300,000	3,444,441
Union County Pollution Control Financing Authority (Exxon Mobil Corp.) Revenue Bonds
0.650%, due 10/01/24[1]	2,600,000	2,600,000
		12,487,242

New York — 27.1%
City of New York, GO Bonds,
Series A-1, 5.000%, due 08/01/43	2,400,000	2,944,584
Series B-1, 5.000%, due 10/01/36	1,950,000	2,438,182
Series D-1, 5.000%, due 12/01/40	3,000,000	3,654,630
Series F-1, 5.000%, due 04/01/34	2,860,000	3,499,010
Series F-1, 5.000%, due 04/01/40	1,940,000	2,336,749
Metropolitan Transportation Authority Revenue Bonds,
Series D-1, 5.000%, due 09/01/22	1,445,000	1,528,131
New York City Municipal Water Finance Authority, Water & Sewer System Revenue Bonds,
Series EE, 5.000%, due 06/15/40	3,000,000	3,631,440
New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution Fiscal 2017 Revenue Bonds,
Series EE, 5.000%, due 06/15/33	2,000,000	2,450,980
New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution Revenue Bonds,
Series A, 0.720%, due 06/15/32[1]	100,000	100,000

SMA Relationship Trust–Series M

Portfolio of investments – March 31, 2020 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds— (continued)

New York— (concluded)
Series DD-2, 0.750%, due 06/15/43[1]	100,000	100,000
Series FF, 5.000%, due 06/15/39	2,195,000	2,668,900
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution Fiscal 2012 Revenue Bonds,
Series DD, 5.000%, due 06/15/36	5,760,000	6,522,566
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds,
Series A-2, 5.000%, due 08/01/38	3,000,000	3,580,440
Series A-2, 5.000%, due 08/01/39	1,445,000	1,721,819
Series B, 5.000%, due 11/01/25	2,000,000	2,182,160
Series C-2, 5.000%, due 05/01/35	8,260,000	10,121,061
New York City Transitional Finance Authority Revenue Bonds,
Series S-1, 5.000%, due 07/15/31	1,050,000	1,209,401
New York State Dormitory Authority, State Personal Income Tax General Purpose, Revenue Bonds,
Series A, 5.000%, due 03/15/40	2,500,000	3,059,475
New York State Dormitory Authority, State Sales Tax Revenue Bonds,
Series A, 5.000%, due 03/15/43	3,500,000	4,244,765
New York State Urban Development Corp., Sales Tax Revenue Bonds,
Series A, 5.000%, due 03/15/41	3,420,000	4,338,065
New York State Urban Development Corp., Special Tax
5.000%, due 03/15/34	3,000,000	3,343,410
New York State Urban Development Corp., State Personal Income Tax Revenue Bonds,
Series A, 5.000%, due 03/15/36	2,000,000	2,465,980
		68,141,748

Ohio — 2.5%
State of Ohio, Common Schools Refunding, GO Bonds,
Series B, 5.000%, due 09/15/27	5,000,000	6,295,100

SMA Relationship Trust–Series M

Portfolio of investments – March 31, 2020 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds— (continued)

Pennsylvania — 6.5%
City of Philadelphia, GO Bonds
5.000%, due 08/01/24	2,000,000	2,308,440
Commonwealth Financing Authority, Tobacco Master Settlement Payment Revenue Bonds
5.000%, due 06/01/22	3,000,000	3,202,950
Commonwealth of Pennsylvania, GO Bonds
5.000%, due 09/15/26	1,225,000	1,490,225
5.000%, due 07/15/27	2,020,000	2,506,093
5.000%, due 01/01/28	3,400,000	4,168,808
Pennsylvania Turnpike Commission Turnpike Revenue Bonds,
Series A-2, 5.000%, due 12/01/36	2,220,000	2,733,974
		16,410,490

Rhode Island — 0.1%
Rhode Island Industrial Facilities Corp., (Exxon Mobil Corp.) Revenue Bonds
0.650%, due 02/01/25[1]	300,000	300,000
South Carolina — 1.7%
South Carolina Public Service Authority Revenue Bonds,
Series A, 5.000%, due 12/01/24	2,000,000	2,279,100
Series C, 4.000%, due 12/01/20[2]	1,855,000	1,890,839
		4,169,939

Texas — 7.5%
City of Dallas, Waterworks and Sewer System Revenue Bonds,
Series A, 5.000%, due 10/01/31	2,355,000	2,874,513
Grand Parkway Transportation Corp., Subordinate Tier Toll Revenue Bonds,
Series A, 5.000%, due 10/01/34	1,805,000	2,206,125
Harris County Cultural Education Facilities Finance Corp., (Methodist Hospital) Revenue Bonds,
Subseries C-2, 0.750%, due 12/01/27[1]	400,000	400,000
Lower Colorado River Authority Refunding LCRA Transmission Services Revenue Bonds
5.000%, due 05/15/31	1,000,000	1,273,420
State of Texas, Revenue Anticipation Notes
4.000%, due 08/27/20	7,180,000	7,260,991
The University of Texas System Revenue Bonds,
Series A, 5.000%, due 08/15/38	2,000,000	2,532,620

SMA Relationship Trust–Series M

Portfolio of investments – March 31, 2020 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds— (concluded)

Texas— (concluded)
Series B, 5.000%, due 08/15/29	1,695,000	2,226,094
		18,773,763

Washington — 3.0%
State of Washington, GO Bonds,
Series A, 5.000%, due 08/01/43	3,070,000	3,825,036
Series C, 5.000%, due 02/01/34	1,700,000	2,195,159
		7,564,039
Washington State Health Care Facilities Authority Revenue Bonds,
Series A, 5.000%, due 10/01/25	1,435,000	1,543,844

Wisconsin — 0.7%
State of Wisconsin General Fund Annual Appropriation Revenue Bonds,
Series B, 5.000%, due 05/01/31	1,500,000	1,786,980
Total municipal bonds (cost—$237,532,315)		246,587,397

	Number of shares
Short-term investments—0.8%

Investment companies — 0.8%
State Street Institutional U.S. Government Money Market Fund (cost — $2,184,049)	2,184,049	2,184,049
Total investments (cost — $239,716,364) — 98.8%		248,771,446
Other assets in excess of liabilities — 1.2%		2,910,450
Net assets — 100.0%		$251,681,896

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2020 in valuing the Fund's investments. In the event the Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

SMA Relationship Trust–Series M

Portfolio of investments – March 31, 2020 (unaudited)

Assets
Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Municipal bonds	—	246,587,397	—	246,587,397
Short-term investments	—	2,184,049	—	2,184,049
Total	—	248,771,446	—	248,771,446

At March 31, 2020, there were no transfers in or out of Level 3.

Portfolio footnotes

1	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically.
2	Security is prerefunded or escrowed to maturity. The maturity date shown is the earlier of the reset date or the date of the prerefunded call.

SMA Relationship Trust–Series T

Industry Diversification – March 31, 2020 (unaudited)1

Corporate bonds	Percentage of net asset
Aerospace & defense	0.7%
Agriculture	2.7
Airlines	0.7
Auto manufacturers	2.4
Banks	12.2
Beverages	0.9
Biotechnology	2.2
Building materials	0.4
Chemicals	2.2
Commercial banks	9.4
Commercial services	0.8
Computers	0.8
Diversified financial services	4.5
Electric	7.6
Food	0.4
Healthcare-products	0.1
Healthcare-services	1.4
Home builders	0.6
Insurance	2.3
Internet	0.3
Media	4.3
Mining	0.3
Miscellaneous manufacturers	0.8
Oil & gas	2.7
Pharmaceuticals	6.6
Pipelines	3.1
Real estate investment trusts	1.0
Retail	0.9
Semiconductors	1.2
Software	3.1
Telecommunications	3.4
Transportation	0.9
Total Corporate bonds	80.9
Asset-backed securities	0.4
Mortgage-backed securities	0.7
U.S. treasury obligations	3.1
Short-term investments	2.1
Total investments	87.2
Other assets in excess of liabilities	12.8
Net assets	100.0%

1 The Fund’s portfolio is actively managed and its composition will vary over time.

SMA Relationship Trust–Series T

Portfolio of investments – March 31, 2020 (unaudited)

	Face amount ($)	Value ($)
Asset-backed securities—0.4%

United States — 0.4%
Verizon Owner Trust,
Series 2017-2A, Class C, 2.380%, due 12/20/21[1] (cost — $299,986)	300,000	299,714

Corporate bonds—80.9%

Belgium — 0.9%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.700%, due 02/01/36	300,000	313,385
Anheuser-Busch InBev Worldwide, Inc.
4.750%, due 01/23/29	250,000	274,850
		588,235

Canada — 0.5%
NOVA Chemicals Corp.
5.250%, due 08/01/23[1]	410,000	355,954

Finland — 1.5%
Nordea Bank Abp
2.125%, due 05/29/20[1]	1,000,000	999,000

Germany — 0.6%
Deutsche Telekom International Finance BV
8.750%, due 06/15/30[2]	100,000	136,393
Volkswagen Group of America Finance LLC
4.625%, due 11/13/25[1]	250,000	257,961
		394,354

Italy — 0.8%
Intesa Sanpaolo SpA
6.500%, due 02/24/21[1]	500,000	506,713

Mexico — 0.5%
America Movil SAB de CV
3.125%, due 07/16/22	330,000	333,310

Netherlands — 2.4%
ING Bank N.V.
5.000%, due 06/09/21[1]	500,000	515,512
NXP BV/NXP Funding LLC
5.550%, due 12/01/28[1]	500,000	562,301

SMA Relationship Trust–Series T

Portfolio of investments – March 31, 2020 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds— (continued)

Netherlands— (concluded)
Shell International Finance BV
3.750%, due 09/12/46	500,000	535,434
		1,613,247

Saudi Arabia — 0.7%
Saudi Arabian Oil Co.
2.875%, due 04/16/24[1]	250,000	242,855
4.375%, due 04/16/49[1]	250,000	248,047
		490,902

Spain — 0.8%
Banco Santander SA
3.125%, due 02/23/23	200,000	198,273
Telefonica Emisiones SA
5.520%, due 03/01/49	250,000	293,363
		491,636

Switzerland — 1.9%
Credit Suisse Group Funding Guernsey Ltd.
3.750%, due 03/26/25	500,000	505,219
Glencore Funding LLC
4.125%, due 03/12/24[1]	250,000	229,849
Viterra, Inc.
5.950%, due 08/01/20[1]	500,000	503,169
		1,238,237

United Kingdom — 5.6%
Barclays PLC
4.337%, due 01/10/28	200,000	203,470
(fixed, converts to FRN on 05/16/28), 4.972%, due 05/16/29	500,000	539,420
BAT Capital Corp.
3.222%, due 08/15/24	500,000	502,203
HSBC Holdings PLC
2.950%, due 05/25/21	330,000	332,082
(fixed, converts to FRN on 03/11/24), 3.803%, due 03/11/25	750,000	780,818
Lloyds Banking Group PLC
4.582%, due 12/10/25	200,000	205,758
Reynolds American, Inc.
3.250%, due 06/12/20	250,000	249,250

SMA Relationship Trust–Series T

Portfolio of investments – March 31, 2020 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds— (continued)

United Kingdom— (concluded)
Royal Bank of Scotland Group PLC
3.875%, due 09/12/23	425,000	429,308
Santander UK Group Holdings PLC
2.875%, due 08/05/21	500,000	492,088
		3,734,397

United States — 64.7%
Abbott Laboratories
3.750%, due 11/30/26	74,000	82,610
AbbVie, Inc.
2.300%, due 11/21/22[1]	400,000	399,632
3.200%, due 11/21/29[1]	500,000	510,087
AEP Texas, Inc.,
Series G, 4.150%, due 05/01/49	375,000	388,527
Aetna, Inc.
3.500%, due 11/15/24	250,000	254,272
Air Lease Corp., MTN
2.300%, due 02/01/25	350,000	266,934
Allergan Funding SCS
3.450%, due 03/15/22	500,000	519,063
Amgen, Inc.
2.650%, due 05/11/22	300,000	303,478
3.150%, due 02/21/40	350,000	344,986
Aon PLC
3.500%, due 06/14/24	140,000	146,205
AT&T, Inc.
3.900%, due 03/11/24	300,000	314,553
4.350%, due 03/01/29	350,000	376,330
Autodesk, Inc.
2.850%, due 01/15/30	350,000	342,800
Bank of America Corp., MTN
(fixed, converts to FRN on 07/23/29), 3.194%, due 07/23/30	500,000	510,584
4.450%, due 03/03/26	1,500,000	1,622,201
Berkshire Hathaway Energy Co.
5.150%, due 11/15/43	299,000	356,767
Biogen, Inc.
3.625%, due 09/15/22	300,000	308,039
Boeing Co./The
3.600%, due 05/01/34	125,000	111,802
BP Capital Markets America, Inc.
3.245%, due 05/06/22	500,000	507,725

SMA Relationship Trust–Series T

Portfolio of investments – March 31, 2020 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds— (continued)

United States— (continued)
Bristol-Myers Squibb Co.
3.550%, due 08/15/22[1]	500,000	526,942
4.125%, due 06/15/39[1]	250,000	301,661
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.875%, due 01/15/27	250,000	238,317
Burlington Northern Santa Fe LLC
5.150%, due 09/01/43	360,000	467,971
Capital One Financial Corp.
2.500%, due 05/12/20	1,200,000	1,199,484
4.200%, due 10/29/25	190,000	189,332
CF Industries, Inc.
3.450%, due 06/01/23	330,000	324,248
Charter Communications Operating LLC/Charter Communications Operating Capital
4.200%, due 03/15/28	250,000	256,616
5.050%, due 03/30/29	250,000	271,389
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP
3.300%, due 05/01/23[1]	500,000	487,250
Cigna Corp.
3.750%, due 07/15/23	333,000	342,752
4.900%, due 12/15/48	250,000	302,174
Citigroup, Inc.
4.450%, due 09/29/27	1,250,000	1,310,696
5.500%, due 09/13/25	733,000	814,457
Comcast Corp.
4.000%, due 03/01/48	500,000	576,674
Consumers Energy Co.
4.350%, due 04/15/49	250,000	300,651
CVS Health Corp.
5.050%, due 03/25/48	500,000	567,803
Dominion Energy, Inc.
4.250%, due 06/01/28	500,000	524,202
DTE Energy Co.
2.950%, due 03/01/30	200,000	191,652
Duke Energy Indiana LLC
6.350%, due 08/15/38	193,000	265,230
Elanco Animal Health, Inc.
5.022%, due 08/28/23[2]	250,000	252,875
Energy Transfer Operating LP
5.500%, due 06/01/27	500,000	437,139
Enterprise Products Operating LLC
4.050%, due 02/15/22	350,000	345,726
ERAC USA Finance LLC
3.850%, due 11/15/24[1]	495,000	501,393

SMA Relationship Trust–Series T

Portfolio of investments – March 31, 2020 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds— (continued)

United States— (continued)
Fiserv, Inc.
2.700%, due 06/01/20	1,000,000	996,887
3.500%, due 07/01/29	500,000	529,085
Five Corners Funding Trust
4.419%, due 11/15/23[1]	525,000	564,763
Florida Power & Light Co.
5.950%, due 02/01/38	70,000	91,775
GE Capital International Funding Co. Unlimited Co.
3.373%, due 11/15/25	500,000	502,590
General Electric Co., MTN
5.550%, due 05/04/20	500,000	501,281
General Motors Co.
6.600%, due 04/01/36	240,000	208,871
General Motors Financial Co., Inc.
2.900%, due 02/26/25	200,000	172,862
3.550%, due 04/09/21	750,000	718,624
Gilead Sciences, Inc.
4.750%, due 03/01/46	250,000	319,700
4.800%, due 04/01/44	150,000	192,860
Goldman Sachs Group, Inc./The
3.500%, due 11/16/26	625,000	638,837
5.150%, due 05/22/45	100,000	118,245
5.750%, due 01/24/22	250,000	265,255
Harley-Davidson Financial Services, Inc.
3.350%, due 02/15/23[1]	250,000	244,606
Hartford Financial Services Group, Inc./The
5.950%, due 10/15/36	250,000	311,218
HCA, Inc.
5.000%, due 03/15/24	250,000	258,884
Healthpeak Properties, Inc.
4.250%, due 11/15/23	470,000	444,140
Hershey Co./The
3.125%, due 11/15/49	250,000	234,515
Hewlett Packard Enterprise Co.
3.600%, due 10/15/20[2]	500,000	500,608
Home Depot, Inc./The
4.500%, due 12/06/48	250,000	306,964
International Lease Finance Corp.
5.875%, due 08/15/22	340,000	303,951
8.250%, due 12/15/20	500,000	496,976
JPMorgan Chase & Co.
(fixed, converts to FRN on 10/15/29), 2.739%, due 10/15/30	300,000	301,257

SMA Relationship Trust–Series T

Portfolio of investments – March 31, 2020 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds— (continued)

United States— (continued)
3.300%, due 04/01/26	1,000,000	1,049,393
3.875%, due 09/10/24	690,000	728,599
Kinder Morgan Energy Partners LP
5.000%, due 10/01/21	260,000	254,462
Lennar Corp.
4.750%, due 05/30/25	220,000	211,750
Marsh & McLennan Cos., Inc.
4.200%, due 03/01/48	250,000	277,191
Masco Corp.
3.500%, due 04/01/21	110,000	110,145
4.450%, due 04/01/25	170,000	173,646
Morgan Stanley, GMTN
4.000%, due 07/23/25	500,000	535,121
Morgan Stanley, MTN
4.100%, due 05/22/23	160,000	165,707
MPLX LP
4.875%, due 12/01/24	500,000	437,728
National Rural Utilities Cooperative Finance Corp.
4.400%, due 11/01/48	250,000	288,073
Netflix, Inc.
5.500%, due 02/15/22	230,000	234,025
NGPL PipeCo LLC
4.875%, due 08/15/27[1]	130,000	115,801
Noble Energy, Inc.
4.950%, due 08/15/47	125,000	75,676
NRG Energy, Inc.
3.750%, due 06/15/24[1]	50,000	49,493
Occidental Petroleum Corp.
4.850%, due 03/15/21	144,000	120,629
7.500%, due 05/01/31	145,000	75,061
Oracle Corp.
5.375%, due 07/15/40	130,000	173,833
Pfizer, Inc.
7.200%, due 03/15/39	160,000	256,596
Philip Morris International, Inc.
3.375%, due 08/15/29	500,000	527,229
PPL Capital Funding, Inc.
4.700%, due 06/01/43	500,000	506,598
Prudential Financial, Inc., MTN
6.625%, due 06/21/40	110,000	135,859
Public Service Electric & Gas Co., MTN
3.150%, due 01/01/50	500,000	518,795

SMA Relationship Trust–Series T

Portfolio of investments – March 31, 2020 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds— (continued)

United States— (continued)
San Diego Gas & Electric Co.,
Series TTT, 4.100%, due 06/15/49	150,000	153,701
Sherwin-Williams Co./The
4.500%, due 06/01/47	250,000	271,636
Southern California Edison Co.
3.650%, due 02/01/50	500,000	481,463
Southern Power Co.
4.150%, due 12/01/25	500,000	515,583
Southwest Airlines Co.
2.750%, due 11/16/22	500,000	461,948
Southwestern Public Service Co.
3.700%, due 08/15/47	250,000	265,979
Target Corp.
3.625%, due 04/15/46	250,000	279,296
TCI Communications, Inc.
7.875%, due 02/15/26	104,000	133,846
Teachers Insurance & Annuity Association of America
4.270%, due 05/15/47[1]	110,000	105,739
Time Warner Cable LLC
7.300%, due 07/01/38	677,000	831,603
Time Warner Entertainment Co. LP
8.375%, due 03/15/23	125,000	137,238
Toll Brothers Finance Corp.
4.875%, due 11/15/25	200,000	190,000
Union Pacific Corp.
4.050%, due 11/15/45	140,000	147,514
United Technologies Corp.
6.050%, due 06/01/36	250,000	333,734
UnitedHealth Group, Inc.
2.875%, due 08/15/29	200,000	210,776
4.625%, due 07/15/35	170,000	202,639
Verizon Communications, Inc.
4.862%, due 08/21/46	600,000	782,345
Virginia Electric & Power Co.
3.450%, due 09/01/22	130,000	131,929
Walt Disney Co./The
4.950%, due 10/15/45	500,000	647,236
Wells Fargo & Co.
3.000%, due 10/23/26	500,000	512,207
Weyerhaeuser Co.
4.000%, due 11/15/29	250,000	253,215

SMA Relationship Trust–Series T

Portfolio of investments – March 31, 2020 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds— (concluded)

United States— (concluded)
Williams Cos., Inc./The
4.300%, due 03/04/24	230,000	208,987
5.100%, due 09/15/45	250,000	237,483
Zoetis, Inc.
4.450%, due 08/20/48	350,000	389,395
		42,794,885
Total Corporate bonds (cost—$52,878,995)		53,540,870

Mortgage-backed securities—0.7%

United States — 0.7%
Rosslyn Portfolio Trust,
Series 2017-ROSS, Class E, 1 mo. USD LIBOR + 3.000%, 3.989%, due 06/15/33[1,3] (cost — $550,000)	550,000	477,062

U.S. treasury obligations—3.1%

United States — 3.1%
U.S. Treasury Notes
1.125%, due 02/28/22 (cost — $2,021,712)	2,000,000	2,033,672

	Number of shares
Short-term investments—2.1%

Investment companies — 2.1%
State Street Institutional U.S. Government Money Market Fund (cost — $1,361,237)	1,361,237	1,361,237
Total investments (cost — $57,111,930) — 87.2%		57,712,555
Other assets in excess of liabilities — 12.8%		8,477,983
Net assets — 100.0%		$66,190,538

For a listing of defined portfolio acronyms and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

SMA Relationship Trust–Series T

Portfolio of investments – March 31, 2020 (unaudited)

Futures contracts

Number of contracts			Expiration date	Current notional amount($)	Value($)	Unrealized appreciation (depreciation)($)
U.S. treasury futures buy contracts:
17	USD	U.S. Ultra Bond Futures	June 2020	3,436,219	3,771,875	335,656

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2020 in valuing the Fund's investments. In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Assets
Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Asset-backed securities	—	299,714	—	299,714
Corporate bonds	—	53,540,870	—	53,540,870
Mortgage-backed securities	—	477,062	—	477,062
U.S. treasury obligations	—	2,033,672	—	2,033,672
Short-term investments	—	1,361,237	—	1,361,237
Futures contracts	335,656	—	—	335,656
Total	335,656	57,712,555	—	58,048,211

At March 31, 2020, there were no transfers in or out of Level 3.

Portfolio footnotes

1	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $9,005,504, represented 13.4% of the Fund's net assets at period end.
2	Step bond—coupon rate increases in increments to maturity. The rate disclosed is the rate at the period end; the maturity date disclosed is the ultimate maturity date.
3	Variable or floating rate security for which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

SMA Relationship Trust

Portfolio acronyms
ADR	American Depositary Receipt
AGC-ICC	Assured Guaranty Corporation—Insured Custody Certificates
AGM	Assured Guaranty Municipal Corporation
COP	Certificate of Participation
FGIC	Financial Guaranty Insurance Company
FRN	Floating Rate Note
GMTN	Global Medium Term Note
GO	General Obligation
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note

Counterparty abbreviations:
BB	Barclays Bank PLC
CITI	Citibank NA
GSI	Goldman Sachs International
HSBC	HSBC Bank PLC
JPMCB	JPMorgan Chase Bank
MSCI	Morgan Stanley & Co. International PLC
SSC	State Street Bank and Trust Co.

Currency abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro
GBP	Great Britain Pound
HKD	Hong Kong Dollar
ILS	Israel New Shekel
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar

Valuation of investments

Each Fund generally calculates its net asset value on days that the New York Stock Exchange (“NYSE”) is open. A Fund calculates net asset value as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). The NYSE normally is not open, and the Funds do not price their shares, on most national holidays and Good Friday. To the extent that a Fund’s assets are traded in other markets on days when the NYSE is not open, the value of the Fund’s assets may be affected on those days. If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, a Fund’s net asset value per share generally will still be calculated as of the close of regular trading on the NYSE. The time at which a Fund calculates its net asset value and until which purchase, sale or exchange orders are accepted may be changed as permitted by the SEC.

Each Fund calculates its net asset value based on the current market value, where available, for its portfolio investments. The Funds normally obtain market values for their investments from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized “evaluation” systems that derive values based on comparable investments. An evaluation system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio investments. Investments also may be valued based on appraisals derived from information concerning the investment or similar investments received from recognized dealers in those holdings. Investments traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Investments which are listed on US and foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. Investments listed on foreign stock exchanges may be fair valued based on significant events that have occurred subsequent to the close of the foreign markets. In cases where investments are traded on more than one exchange, the investments are valued on the exchange designated as the primary market by UBS AM. If a market value is not readily available from an independent pricing source for a particular investment, that investment is valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”). Foreign currency exchange rates are generally determined as of the close of the NYSE.

Certain investments in which the Funds invest are traded in markets that close before 4:00 p.m., Eastern time. Normally, developments that occur between the close of the foreign markets and 4:00 p.m., Eastern time, will not be reflected in a Fund’s net asset value. However, if any of the Funds determine that such developments are so significant that they will materially affect the value of the Fund’s investments, the Fund may adjust the previous closing prices to reflect what is believed to be the fair value of these investments as of 4:00 p.m., Eastern time.

Certain Funds may use a systematic fair valuation model provided by an independent third party to value investments principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. The systematic fair valuation model may use calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. If an investment is valued at a “fair value,” that value is likely to be different from the last quoted market price for the investment. The use of the fair valuation model may result in securities being transferred between Level 1 and Level 2 of the fair valuation hierarchy at the end of the reporting period.

The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with 60 days or less remaining to maturity, unless the Board determines that this does not represent fair value. Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Funds’ use of the practical expedient within ASC Topic 820, Fair Value Measurement, investments in investment companies without publicly published prices are also valued at the daily net asset value.

All investments quoted in foreign currencies are valued daily in US dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Funds’ custodian.

Futures contracts are generally valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using forward exchange rates quoted by independent pricing services.

Swaps are marked-to-market daily based upon values from third-party vendors or quotations from market makers to the extent available. In the event that market quotations are not readily available or deemed unreliable, the swap is valued at fair value as determined in good faith by or under the direction of the Board.

The Board has delegated to the Equities, Fixed Income and Multi-Asset Valuation Committee (“VC”) the responsibility for making fair value determinations with respect to the Funds’ portfolio holdings. The VC is comprised of representatives of management. The VC provides reports to the Board at each quarterly meeting regarding any investments that have been fair valued, valued pursuant to standing instructions approved by the VC, or where non-vendor pricing sources had been used to make fair value determinations when sufficient information exists during the prior quarter. Fair valuation determinations are subject to review at least monthly by the VC during scheduled meetings. Pricing decisions, processes, and controls over fair value determinations are subject to internal and external reviews, including annual internal compliance reviews and periodic internal audit reviews.

The types of investments for which such fair value pricing may be necessary include, but are not limited to: foreign investments under some circumstances; securities of an issuer that has entered into a restructuring; investments whose trading has been halted or suspended; fixed income securities that are in default and for which there is no current market value quotation; and investments that are restricted as to transfer or resale. The need to fair value a Fund’s portfolio investments may also result from low trading volume in foreign markets or thinly traded domestic investments, and when a security that is subject to a trading limit or collar on the exchange or market on which it is primarily traded reaches the “limit up” or “limit down” price and no trading has taken place at that price. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investment is purchased and sold. Valuing investments at fair value involves greater reliance on judgment than valuing investments that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of each Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy table has been included near the end of the Fund’s Portfolio of investments.

For more information regarding the Funds’ other significant accounting policies, please refer to the Funds’ annual report to shareholders dated December 31, 2019.

Subsequent event:

Effective April 16, 2020 Series G and Series T of the Trust have been liquidated and are no longer available for investment.